Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	12 Months Ended		16 Months Ended	24 Months Ended	28 Months Ended	36 Months Ended	40 Months Ended	48 Months Ended	52 Months Ended	60 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	88 Months Ended	96 Months Ended	100 Months Ended	108 Months Ended	120 Months Ended
	Sep. 07, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000012148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Vanguard Variable Insurance Funds - Real Estate Index Portfolio
Accumulated Value		$ 10,000			$ 10,835.53		$ 11,353.09		$ 10,745.51		$ 13,840.84		$ 13,169.22		$ 18,463.98		$ 13,608.63		$ 15,200.59		$ 15,921.63	$ 16,416.8
C000012152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio
Accumulated Value		10,000			11,255.55		13,615.53		12,888.76		16,852.11		20,315.97		25,524.44		20,523.8		25,849.81		31,979.68	37,394.76
C000012156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Vanguard Variable Insurance Funds - Equity Index Portfolio
Accumulated Value		10,000			11,181		13,602		12,989		17,055		20,160		25,915		21,191		26,725		33,364	39,269
C000012160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio
Accumulated Value		10,000			11,111		13,231		11,997		15,701		18,538		23,053		18,714		21,677		24,945	27,824
C000102905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Vanguard Variable Insurance Funds - Conservative Allocation Portfolio
Accumulated Value		10,000			10,602		11,756		11,405		13,211		14,760		15,644		13,314		14,979		16,101	18,151
C000102906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Vanguard Variable Insurance Funds - Moderate Allocation Portfolio
Accumulated Value		10,000			10,755		12,346		11,737		14,029		15,961		17,569		14,771		17,067		18,829	21,877
C000192542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Vanguard Variable Insurance Funds - Global Bond Index Portfolio
Accumulated Value	$ 10,000		$ 9,985			$ 10,063		$ 10,909		$ 11,637		$ 11,423		$ 9,923		$ 10,570		$ 10,785		$ 11,399
C000192543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Accumulated Value	10,000		10,575			9,029		10,975		12,202		13,243		11,122		12,851		13,501		17,827
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value		10,000			11,262		13,645		12,923		16,916		20,432		25,675		20,661		26,045		32,263	37,765
Dow Jones U S Total Stock Market Float Adjusted C000012152 Index [Member]
Account Value [Line Items]
Accumulated Value					11,261.94		13,645.23		12,922.51		16,915.56		20,432.42		25,674.88		20,660.81		26,044.79		32,262.99	37,765.3
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value		10,000			10,275		10,648		10,640		11,584		12,481		12,284		10,679		11,276		11,426	12,250
Bloomberg Global Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Float Adjusted Index
Accumulated Value	10,000		9,935			9,779		10,482		11,495		10,987		9,209		9,807		9,700		10,541
MSCI All Country World Index ex USA Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index ex USA Net
Accumulated Value	10,000		10,604			9,099		11,056		12,233		13,191		11,080		12,810		13,519		17,897
Real Estate Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Real Estate Spliced Index
Accumulated Value		10,000			10,859.95		11,410.64		10,814.74		13,953.87		13,318.69		18,720.55		13,831.04		15,485		16,267.28	16,805.16
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P Total Market Index
Accumulated Value		10,000			11,265.4		13,649.39		12,926.54		16,920.93		20,438.99		25,683.12		20,667.44		26,053.17		32,273.36	37,777.46
Standard And Poors 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399		27,025		33,786	39,827
CRSP US Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				CRSP US Mid Cap Index
Accumulated Value		10,000			11,125		13,271		12,047		15,792		18,674		23,253		18,908		21,930		25,274	28,232
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Conservative Allocation Composite Index
Accumulated Value		10,000			10,627		11,804		11,460		13,288		14,913		15,842		13,544		15,265		16,445	18,566
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Moderate Allocation Composite Index
Accumulated Value		$ 10,000			$ 10,773		$ 12,397		$ 11,795		$ 14,118		$ 16,155		$ 17,828		$ 15,072		$ 17,455		$ 19,306	$ 22,473
Global Bond Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Global Bond Composite Index
Accumulated Value	10,000		9,984			10,073		10,943		11,692		11,491		10,004		10,661		10,882		11,529
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE Global All Cap ex US Index
Accumulated Value	$ 10,000		$ 10,634			$ 9,080		$ 11,059		$ 12,303		$ 13,390		$ 11,234		$ 13,008		$ 13,727		$ 18,113